Business Description and Accounting Policies: Office Equipment and Software (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Office Equipment and Software

Office Equipment and Software

Office equipment and software are carried at depreciated cost. Acquisitions are recorded at cost. Expenditures for major renewals and betterments that extend the useful lives are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. The cost of software and equipment is depreciated over the estimated useful lives of the related asset. Depreciation is computed on the straight-line method for financial reporting purposes.